GOING CONCERN (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 11, 2019	Apr. 16, 2018	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net cash provided by (used in) operating activities				$ 2,044,326
Working capital deficit			$ (4,806,775)	(3,288,515)
Net cash provided by (used in) operating activities			(141,959)	(2,044,326)	$ (2,486,765)
Accumulated deficit			(66,887,804)	(64,125,176)	(57,882,227)
Stock Purchase Agreement [Member]
Additional capital raised			$ 175,000	$ 1,742,261	$ 1,610,537
Share issued amount reduced	400,000
Share sold during period		1,945,000